AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 11.1%
	BANKS — 2.2%
4,370	Citizens Financial Group, Inc.	$155,965
4,300	Regions Financial Corp.	80,625
935	Western Alliance Bancorp	66,011
4,475	Zions Bancorp N.A.	227,778
		530,379
	BUILDING MATERIALS — 0.1%
565	Builders FirstSource, Inc.*	30,340
	CHEMICALS — 0.8%
1,225	Celanese Corp.	144,072
1,130	Olin Corp.	52,297
		196,369
	COMMERCIAL SERVICES — 0.2%
150	Avis Budget Group, Inc.*	22,062
115	United Rentals, Inc.*	27,935
		49,997
	DIVERSIFIED FINANCIAL SERVICES — 1.3%
735	Capital One Financial Corp.	76,580
3,130	Jefferies Financial Group, Inc.	86,450
5,260	Synchrony Financial	145,281
		308,311
	FOOD — 0.7%
1,960	Tyson Foods, Inc. - Class A	168,677
	INSURANCE — 1.2%
2,980	American International Group, Inc.	152,367
2,315	Hartford Financial Services Group, Inc.	151,471
		303,838
	IRON/STEEL — 0.6%
1,955	Cleveland-Cliffs, Inc.*	30,049
410	Nucor Corp.	42,808
715	Steel Dynamics, Inc.	47,297
1,675	United States Steel Corp.	29,999
		150,153
	MACHINERY-DIVERSIFIED — 0.2%
140	Deere & Co.	41,926
	OIL & GAS — 2.6%
2,500	APA Corp.	87,250

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL & GAS (Continued)
1,185	ConocoPhillips	$106,425
1,695	Devon Energy Corp.	93,411
1,025	EOG Resources, Inc.	113,201
10,070	Marathon Oil Corp.	226,374
		626,661
	PACKAGING & CONTAINERS — 0.6%
3,420	Westrock Co.	136,253
	REITS — 0.6%
4,680	Weyerhaeuser Co. - REIT	155,002
	TOTAL COMMON STOCKS
	(Cost $3,239,576)	2,697,906
	EXCHANGE-TRADED FUNDS — 44.3%
3,525	abrdn Bloomberg All Commodity Strategy K-1 Free ETF - ETF	95,739
3,070	abrdn Palladium ETF Trust - ETF*	548,271
21,920	Direxion Daily S&P 500 Bear 3X Shares - ETF*	584,387
12,500	Direxion Daily Small Cap Bear 3X Shares - ETF*	583,125
12,375	Energy Select Sector SPDR Fund - ETF	884,936
25,025	Financial Select Sector SPDR Fund - ETF	787,036
1,200	Invesco KBW Bank ETF - ETF	62,112
5,700	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF - ETF	102,828
11,000	iShares 3-7 Year Treasury Bond ETF - ETF	1,312,740
4,156	iShares 7-10 Year Treasury Bond ETF - ETF	425,159
17,273	iShares MSCI Australia ETF - ETF	366,533
10,699	iShares MSCI Canada ETF - ETF	360,342
1,248	iShares MSCI China ETF - ETF	69,651
19,039	iShares MSCI Emerging Markets ETF - ETF	763,464
4,218	iShares MSCI France ETF - ETF	126,582
11,906	iShares MSCI Japan ETF - ETF	628,994
1,239	iShares MSCI Mexico ETF - ETF	57,725
8,703	iShares MSCI Pacific ex Japan ETF - ETF	362,393
5,295	iShares MSCI Russia ETF - ETF	387
1,350	iShares MSCI South Africa ETF - ETF	57,361
947	iShares MSCI South Korea ETF - ETF	55,106
1,133	iShares MSCI Taiwan ETF - ETF	57,126
25,397	iShares MSCI United Kingdom ETF - ETF	760,894
955	iShares U.S. Home Construction ETF - ETF	50,138
10,190	ProShares UltraPro Short QQQ - ETF*	599,580
28,900	ProShares UltraPro Short S&P 500 - ETF*	584,647
585	VanEck Agribusiness ETF - ETF	50,591
6,377	Vanguard Long-Term Treasury ETF - ETF	447,410
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $11,676,670)	10,785,257

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 43.6%
10,594,796	Fidelity Investments Money Market Government Portfolio - Class I, 1.19%1,2	$10,594,796
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,594,796)	10,594,796
	TOTAL INVESTMENTS — 99.0%
	(Cost $25,511,042)	24,077,959
	Other Assets in Excess of Liabilities — 1.0%	244,161
	TOTAL NET ASSETS — 100.0%	$24,322,120

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2022, the aggregate value of those securities was $1,948,082, representing 8.0% of net assets.
[2]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	2.57% (OBRF01* + Spread)	Monthly	8/31/2022	$2,676,472	$-	$(7,426)
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	1.07% (OBRF01* - Spread)	Monthly	8/31/2022	(2,646,135)	-	268,785
TOTAL EQUITY SWAP CONTRACTS								$261,359

*	OBFR01 - Overnight Bank Funding Rate, 1.57% as of June 30, 2022.

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long		EQUITIES
Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
3,800	Invesco QQQ Trust Series 1 ETF	$1,065,064	39.79%
1,750	SPDR Dow Jones Industrial Average ETF	538,685	20.13%
5,590	Vanguard Mega Cap Value ETF	537,646	20.09%
2,945	Vanguard Mega Cap Growth ETF	535,077	19.99%

Cowen Financial Product - AXS Multi-Strat Short		EQUITIES
Number of Shares	Description	Notional Value	Percentage of Equity Swap's Notional Amount
(2,150)	SPDR S&P MidCap 400 ETF	$(889,004)	33.60%
(6,580)	Invesco S&P 500 Equal Weight ETF	(883,233)	33.38%
(5,160)	iShares Russell 2000 ETF	(873,898)	33.03%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 6 investments.